UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/05

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus New York
Tax Exempt Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York Tax Exempt Money Market Fund, covering the six-month period from June 1, 2005, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

The U.S. economy demonstrated remarkable resiliency over the past six months, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes.As short-term interest rates climbed, so too have yields of tax-exempt money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New York Tax Exempt Money Market Fund perform during the period?

For the six-month period ended November 30, 2005, the fund produced an annualized yield of 1.90% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.92% ..1

Money market yields climbed steadily over the reporting period as the Federal Reserve Board (the “Fed”) continued to raise the overnight federal funds rate at each of four meetings of its Federal Open Market Committee (“FOMC”).

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each of four FOMC meetings during the reporting period, driving the overnight federal funds rate from 3% to 4%. As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by an improving fiscal environment in New York, including the creation of thousands of new private-sector jobs in the recovering economy. As a result, the state received higher levels of personal income and corporate franchise taxes during the reporting period, which helped boost reserves that could be used to offset future budget shortfalls that may stem from increases in energy and health care costs. Credit improvement during the reporting period was particularly evident in New York City, where rising real estate values and better conditions on Wall Street have relieved budget pressures.

In this environment, we generally maintained our focus on securities with maturities of six months or less. This strategy was designed to maintain liquidity and keep funds available for higher-yielding tax-exempt instruments as they became available. However, most money market funds adopted a similar strategy, and the industry’s weighted average maturity in May 2005 fell to the shortest point on record.

In our attempts to capture opportunities for higher yields, we maintained the fund’s weighted average maturity in a range that was modestly longer than industry averages for much of the reporting period. To achieve this position, we focused on commercial paper, which generally provided significantly higher yields than variable rate

4

demand notes and helped us avoid locking in yields of one-year notes in the rising interest-rate environment.We attempted to “ladder” the fund’s holdings over three to six months to protect its yield and ensure that funds would be available for reinvestment should interest rates rise further.

What is the fund’s current strategy?

Over the near term, we expect to prepare the fund for technical forces that tend to affect tax-exempt money market instruments at year-end. Over the longer term, stronger-than-expected data appear to indicate that the U.S. economy remains on a path of strong and sustainable growth.Yet, despite 12 consecutive rate hikes by the Fed since June 2004, short-term interest rates remain relatively low by historical standards. These factors suggest that the Fed is likely to continue to raise short-term interest rates in early 2006.

In addition, yield differences among money market instruments of various maturities have narrowed substantially, offering us little incentive to invest in longer-dated securities. Accordingly, we recently have allowed the fund’s weighted average to fall toward a position we consider to be in line with industry averages.We also have attempted to continue to maintain a laddered portfolio of shorter-term instruments that give the fund the liquidity it needs to capture higher yields as they arise. Of course, we are prepared to revise our strategies as economic and market conditions change.

December 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Money Market Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 3.32
Ending value (after expenses)	$1,009.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 3.35
Ending value (after expenses)	$1,021.76

† Expenses are equal to the fund’s annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments—100.5%	Amount ($)		Value ($)

Albany Industrial Development Agency, Civic Facility
Revenue (Renaissance Corp. of Albany Project)
3.11% (LOC; M&T Bank)	3,000,000	[a]	3,000,000
Allegany County Industrial Development Agency,
Civic Facility Revenue (Houghton College
Project) 3.11% (LOC; Key Bank)	4,800,000	[a]	4,800,000
Babylon Industrial Development Agency, IDR
(Lambro Industries Inc. Project)
3% (LOC; Bank of America)	760,000	[a]	760,000
Chautauqua County Industrial Development
Agency, Civic Facility Revenue (United
Cerebral Palsy Project) 3.11% (LOC; Key Bank)	1,115,000	[a]	1,115,000
Colonie Industrial Development Agency, IDR
(13 Green Mount Drive Project)
3.15% (LOC; HSBC Bank USA)	170,000	[a]	170,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Marist College Civic Facility)
3.03% (LOC; The Bank of New York)	6,585,000	[a]	6,585,000
Erie County Industrial Development Agency,
Civic Facility Revenue:
(Community Services Disabled Project)
3.11% (LOC; Key Bank)	3,085,000	[a]	3,085,000
(DePaul Community Facilities Inc. Project)
3.05% (LOC; Key Bank)	1,435,000	[a]	1,435,000
(People Inc. Project)
3.11% (LOC; Key Bank)	2,600,000	[a]	2,600,000
(United Cerebral Palsy Association Project)
3.11% (LOC; Key Bank)	810,000	[a]	810,000
IDR
(Luminescent System Inc. Project)
3.15% (LOC; HSBC Bank USA)	4,695,000	[a]	4,695,000
School Facility Revenue
(City School District of the City of Buffalo
Project) 3.05% (Insured; FSA and Liquidity
Facility; Goldman Sachs)	3,990,000	[a,b]	3,990,000
Herkimer County Industrial Development Agency,
Civic Facility Revenue (Templeton
Foundation Project) 3.11% (LOC; Key Bank)	2,035,000	[a]	2,035,000
Lancaster Industrial Development Agency, IDR
(Lancaster Steel Service Project)
3.11% (LOC; M&T Bank)	940,000	[a]	940,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Metropolitan Transportation Authority,
Transportation Revenue, CP:
2.75%, 12/6/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
2.85%, 12/6/2005 (LOC; ABN-AMRO)	15,000,000		15,000,000
Monroe County Industrial Development Agency, IDR:
(2883 Associates LP) 3.15%
(LOC; HSBC Bank USA)	1,370,000	[a]	1,370,000
(Axelrod Realty Partnership) 2.95%, 12/1/2005
(LOC; JPMorgan Chase Bank)	650,000		650,000
(Mercury Print Productions Inc. Facility) 3.22%
(LOC; M&T Bank)	405,000	[a]	405,000
(National Development Council) 3.44%, 6/15/2006
(LOC; HSBC Bank USA)	650,000		650,000
Nassau County, GO Notes,
General Improvement (Insured; FSA) 4.96%, 1/1/2006	200,000		200,500
Nassau County Tobacco Settlement Corporation, Revenue
3.12% (Liquidity Facility; Merrill Lynch)	5,000,000	[a,b]	5,000,000
New Rochelle Industrial Development Agency, IDR
(Charles Sadek Import Co. Project)
3.18% (LOC; The Bank of New York)	5,500,000	[a]	5,500,000
New York City:
3.10% (Liquidity Facility; Dexia Credit Local)	2,470,000	[a,b]	2,470,000
3.10% (LOC; Merrill Lynch)	5,000,000	[a,b]	5,000,000
GO Note:
3.90%, 8/1/2006	100,000		100,650
4.87%, 8/1/2006	1,000,000		1,012,689
(Putters Program)
3.06% (Insured; XLCA and Liquidity Facility;
JPMorgan Chase Bank)	1,000,000	[a,b]	1,000,000
New York City Industrial Development Agency,
Civic Facility Revenue:
(2000 Jewish Community Center)
3.11% (LOC; M&T Bank)	4,900,000	[a]	4,900,000
(Abraham Joshua Heschel Project)
3.08% (LOC; Allied Irish Banks)	2,000,000	[a]	2,000,000
(Convent Sacred Heart School)
3.08% (LOC; Allied Irish Banks)	3,750,000	[a]	3,750,000
(Ethical Culture School Project)
3.06% (Insured; XLCA and Liquidity Facility;
Dexia Credit Locale)	4,165,000	[a]	4,165,000
(Jewish Community Center of Manhattan)
3.11% (LOC; M&T Bank)	900,000	[a]	900,000
(Mercy College Project)
3.06% (LOC; Key Bank)	2,300,000	[a]	2,300,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York City Industrial Development Agency,
Civic Facility Revenue (continued):
(Village Community School Project)
3.15% (LOC; M&T Bank)	1,260,000	[a]	1,260,000
IDR:
(Novelty Crystal Corp.)
3.20% (LOC; Commerce Bank)	3,800,000	[a]	3,800,000
(Swak Realty LLC Project)
3.12% (LOC; The Bank of New York)	1,010,000	[a]	1,010,000
New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
3.07% (LOC; Dexia Credit Local)	4,900,000	[a]	4,900,000
CP:
2.74%, 12/15/2005 (Liquidity Facility: Dexia
Credit Local and JPMorgan Chase Bank)	10,000,000		10,000,000
2.75%, 12/22/2005 (LOC: Landesbank
Baden-Wuerttemberg and Landesbank
Hessen-Thuringen Girozentrale)	3,000,000		3,000,000
New York Counties Tobacco Trust II, Tobacco Settlement
Revenue 3.12% (Liquidity Facility; Merrill Lynch)	4,760,000	[a,b]	4,760,000
New York State, GO Notes
2.98%, 3/15/2006	2,845,000		2,848,975
New York State Dormitory Authority:
College and University Revenue
(Mount Saint Mary College) 3.09%
(Insured; Radian and Liquidity Facility;
Citizens Bank of Massachusetts)	7,300,000	[a]	7,300,000
Health Care Facilities Revenue:
(Mount Sinai Health) 3.10% (Liquidity
Facility; Merrill Lynch)	2,100,000	[a,b]	2,100,000
(Presbyterian Hospital) 5.14%, 2/15/2006
(Insured; AMBAC)	895,000		899,708
New York State Housing Finance Agency, Revenue
(Sea Park West Housing) 3.02% (Insured; FHLMC
and Liquidity Facility; FHLMC)	3,550,000	[a]	3,550,000
New York State Power Authority, Revenue, CP 2.74%,
12/8/2005 (Liquidity Facility: Bank of New York,
Bank of Nova Scotia, JPMorgan Chase Bank,
Landesbank Baden-Wuerttemberg, State
Street Bank and Trust Co. and Wachovia Bank)	5,000,000		5,000,000
New York State Urban Development
Corporation, Income Tax Revenue
(Personal Income Tax) 4.48%, 3/15/2006	200,000		201,118

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Newburgh Industrial Development Agency,
MFHR 3.17% (Liquidity Facility; Merrill Lynch)	3,170,000	[a,b]	3,170,000
Northport-East Northport Union Free School District,
GO Notes, TAN 3.95%, 6/30/2006	2,850,000		2,868,985
Orangetown, GO Notes, Land Acquisition
BAN 3.19%, 1/12/2006	2,000,000		2,000,877
Oswego County Industrial Development Agency,
Civic Facility Revenue (Springside at Seneca Hill)
3.14% (LOC; M&T Bank)	2,860,000	[a]	2,860,000
Otsego County Industrial Development Agency,
Civic Facility Revenue:
(Saint James Retirement Community Project)
3.09% (LOC; M&T Bank)	2,410,000	[a]	2,410,000
(Templeton Foundation Project)
3.11% (LOC; Key Bank)	3,800,000	[a]	3,800,000
Port Chester Industrial Development Agency, IDR
(40 Pearl Street LLC)
3.08% (LOC; The Bank of New York)	3,890,000	[a]	3,890,000
Queensbury Union Free School District, GO Notes
2.95%, 12/15/2005 (Insured; FSA)	546,281		546,446
Rensselaer County Industrial Development Agency,
Civic Facility Revenue (The Sage Colleges Project)
3.11% (LOC; M&T Bank)	2,580,000	[a]	2,580,000
Rockland County Industrial Development Agency,
IDR:
(Intercos America Inc. Project)
3.15% (LOC; HSBC Bank USA)	4,165,000	[a]	4,165,000
(Jawonio Inc. Project)
2.97% (LOC; The Bank of New York)	4,535,000	[a]	4,535,000
Sachem Central School District of Holbrook, GO Notes, TAN
3.69%, 6/22/2006	8,000,000		8,042,878
Seneca County Industrial Development Agency,
Civic Facility Revenue (Kidspeace National Centers
of New York Project) 3.11% (LOC; Key Bank)	1,830,000	[a]	1,830,000
Suffolk County Industrial Development Agency,
Civic Facility Revenue:
(Guide Dog Foundation Inc.)
3.03% (LOC; The Bank of New York)	3,605,000	[a]	3,605,000
(Hampton Day School Civic Facility)
3.05% (LOC; JPMorgan Chase Bank)	2,895,000	[a]	2,895,000
IDR (Belmont Villas LLC Facility)
3.12% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	[a]	6,000,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) 3.11% (LOC; M&T Bank)	2,500,000	[a]	2,500,000
Tobacco Settlement Financing
Corporation of New York, Revenue:
3.94%, 6/1/2006	1,500,000		1,508,059
(Putters Program) 3.08% (Insured; AMBAC and
Liquidity Facility; JPMorgan Chase Bank)	8,160,000	[a,b]	8,160,000
Ulster County Industrial Development Agency, IDR
(Deluxe Packaging Corp. Project) 3.21%
(LOC; National Bank of Canada)	2,500,000	[a]	2,500,000
Westchester County Industrial Development Agency,
Civic Facility Revenue:
(Banksville Independent Fire Co. Inc. Civic Facility)
3.03% (LOC; The Bank of New York)	1,000,000	[a]	1,000,000
(Jacob Burns Film Center Project)
3.05% (LOC; The Bank of New York)	4,165,000	[a]	4,165,000
(Northern Westchester Hospital)
3.07% (LOC; Commerce Bank)	4,500,000	[a]	4,500,000
Refunding (Rye Country Day School Project)
3% (LOC; Allied Irish Banks)	4,800,000	[a]	4,800,000
(Westchester Arts Council, Inc. Project)
3.05% (LOC; Wachovia Bank)	3,200,000	[a]	3,200,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Revenue:
3.11% (Liquidity Facility; Merrill Lynch)	5,050,000	[a,b]	5,050,000
3.12% (Liquidity Facility; Merrill Lynch)	4,300,000	[a,b]	4,300,000

Total Investments (cost $244,905,885)	100.5%		244,905,885
Liabilities, Less Cash and Receivables	(.5%)		(1,288,443)
Net Assets	100.0%		243,617,442

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	81.0
AAA, AA, A [c]	Aaa, Aa, A [c]	AAA, AA, A [c]	3.0
Not Rated [d]	Not Rated [d]	Not Rated [d]	16.0
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these
	securities amounted to $45,000,000 or 18.5% of net assets.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	244,905,885	244,905,885
Interest receivable		1,287,901
Prepaid expenses		10,646
		246,204,432

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		115,138
Cash overdraft due to Custodian		2,378,634
Payable for shares of Beneficial Interest redeemed		35,189
Accrued expenses		58,029
		2,586,990

Net Assets ($)		243,617,442

Composition of Net Assets ($):
Paid-in capital		243,613,934
Accumulated net realized gain (loss) on investments		3,508

Net Assets ($)		243,617,442

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		243,647,046
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
14

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2005 (Unaudited)

Investment Income ($):
Interest Income	3,197,895
Expenses:
Management fee—Note 2(a)	624,692
Shareholder servicing costs—Note 2(b)	128,590
Professional fees	28,092
Custodian fees	14,941
Prospectus and shareholders’ reports	7,650
Registration fees	5,966
Trustees’ fees and expenses—Note 2(c)	5,009
Miscellaneous	14,697
Total Expenses	829,637
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(4,089)
Net Expenses	825,548
Investment Income—Net	2,372,347

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	350
Net unrealized depreciation on investments	(207)
Net Realized and Unrealized Gain (Loss) on Investments	143
Net Increase in Net Assets Resulting from Operations	2,372,490

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005	Year Ended
	(Unaudited)	May 31, 2005

Operations ($):
Investment income—net	2,372,347	2,789,213
Net realized gain (loss) on investments	350	14,785
Net unrealized depreciation on investments	(207)	(3,104)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,372,490	2,800,894

Dividends to Shareholders from ($):
Investment income—net	(2,372,347)	(2,789,213)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	106,765,961	287,930,847
Dividends reinvested	2,293,460	2,678,484
Cost of shares redeemed	(126,220,257)	(306,087,096)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(17,160,836)	(15,477,765)
Total Increase (Decrease) in Net Assets	(17,160,693)	(15,466,084)

Net Assets ($):
Beginning of Period	260,778,135	276,244,219
End of Period	243,617,442	260,778,135

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2005		Year Ended May 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.010	.004	.008	.014	.032
Distributions:
Dividends from investment
income—net	(.010)	(.010)	(.004)	(.008)	(.014)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.91[a]	1.05	.39	.75	1.44	3.28

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66[a]	.67	.66	.66	.65	.66
Ratio of net expenses
to average net assets	.66[a]	.66	.66	.66	.65	.66
Ratio of net investment income
to average net assets	1.90[a]	1.03	.39	.75	1.42	3.22

Net Assets, end of period
($ x 1,000)	243,617	260,778	276,244	290,038	288,257	295,817

[a] Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for

18

accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2005 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, the fund was charged $84,392 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $32,504 pursuant to the transfer agency agreement.

20

During the period ended November 30, 2005, the fund was charged $1,854 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $100,153, chief compliance officer fees $1,548 and transfer agency per account fees $13,437.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

For More		Information

Dreyfus		Transfer Agent &
New York Tax Exempt		Dividend Disbursing Agent
Money Market Fund
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)